SCHEDULE OF UNUTILIZED TAX LOSSES (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
At beginning of year	$ 3,016,000	$ 1,741,000	$ 666,000
Addition	1,485,000	1,275,000	1,075,000
At end of year	4,501,000	3,016,000	1,741,000
At beginning of year	776,000	789,000	471,000
Addition /(Utilization)	442,000	(13,000)	318,000
At end of year	1,218,000	776,000	789,000
Total	5,719,000	3,792,000	2,530,000
Unrecorded deferred tax benefits @ 17%	$ 972,230	$ 644,640	$ 430,100